Leases - Lease Liabilities and Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [abstract]
Lease liabilities	$ 1,540	$ 1,584
Less: current portion	244	185
Non-current lease liabilities	1,296	1,399
Expenses relating to short-term leases	410	450
Interest expense on lease liabilities	60	62	$ 67
Variable lease payments not included in the measurement of lease liabilities	49	65
Total cash outflows for leases	1,204	1,089
Increase through capitalization of short-term leases, property, plant and equipment	$ 453	$ 303